Dreyfus Liquid Assets, Inc. (the "Fund")

Incorporated herein by reference are the definitive versions of the Fund's prospectuses filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 2, 2019 (SEC Accession No. 0000030158-19-000055).